VESSELS UNDER FINANCE LEASE, NET (Summary) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost
Beginning balance	$ 777,939
Ending balance	777,939
Accumulated Depreciation
Beginning balance	(121,867)
Depreciation	(20,485)
Ending balance	(142,352)
Vessels Under Finance Lease, net [Abstract]
Balance as of December 31, 2021		$ 656,072
Depreciation	(20,485)
Balance as of June 30, 2022	$ 635,587	$ 656,072